Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of trade and other receivables [line items]
GST and VAT receivables	$ 775,400	$ 171,834
Receivable for grant income	5,297,521	3,118,727
Accounts receivable	51,310	3,131
Current receivables	$ 6,124,231	$ 3,293,692